UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-942-2411


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York             11/16/09
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                TITLE OF                    VALUE     SHARES/   SH/ PUT/   INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS             CUSIP     x($1000)  PRN AMT   PRN CALL   DISCRETN  MANAGERS  SOLE    SHARED   NONE
------------------------------  ----------------  --------- --------  --------  -------    --------  ------- -------- -------- -----
A123 SYS INC                    COM               03739T108      484    22,700     SH      DEFINED     01,02  22,700
AETNA INC NEW                   COM               00817Y108    1,174    42,200     SH      DEFINED     01,02  42,200
AGNICO EAGLE MINES LTD          COM               008474108    2,935    43,250     SH      DEFINED     01,02  43,250
AK STL HLDG CORP                COM               001547108      249    12,600     SH      DEFINED     01,02  12,600
AMAZON COM INC                  COM               023135106    1,578    16,900     SH      DEFINED     01,02  16,900
ANGLOGOLD ASHANTI LTD           SPONSORED ADR     035128206      505    12,400     SH      DEFINED     01,02  12,400
APPLE INC                       COM               037833100      871     4,700     SH      DEFINED     01,02   4,700
BARRICK GOLD CORP               COM               067901108      523    13,800     SH      DEFINED     01,02  13,800
BB&T CORP                       COM               054937107      738    27,100     SH      DEFINED     01,02  27,100
BHP BILLITON LTD                SPONSORED ADR     088606108    1,809    27,400     SH      DEFINED     01,02  27,400
BROADCOM CORP                   CL A              111320107    1,203    39,200     SH      DEFINED     01,02  39,200
CANADIAN NAT RES LTD            COM               136385101      275     4,100     SH      DEFINED     01,02   4,100
CHEVRON CORP NEW                COM               166764100      394     5,600     SH      DEFINED     01,02   5,600
CIGNA CORP                      COM               125509109      632    22,500     SH      DEFINED     01,02  22,500
CIT GROUP INC                   COM               125581108       13    10,700     SH      DEFINED     01,02  10,700
COEUR D ALENE MINES CORP IDAHO  COM NEW           192108504      435    21,200     SH      DEFINED     01,02  21,200
CONOCOPHILLIPS                  COM               20825C104      312     6,900     SH      DEFINED     01,02   6,900
CONSOL ENERGY INC               COM               20854P109      329     7,300     SH      DEFINED     01,02   7,300
DEUTSCHE BK AG LONDON BRH       PS CRD OIL ETN    25154K809      489     6,000     SH      DEFINED     01,02   6,000
DIAMOND OFFSHORE DRILLING IN    COM               25271C102      220     2,300     SH      DEFINED     01,02   2,300
DIREXION SHS ETF TR             DLY FIN BEAR NEW  25459W490      607    29,200     SH      DEFINED     01,02  29,200
DYNEGY INC DEL                  CL A              26817G102       65    25,429     SH      DEFINED     01,02  25,429
ELDORADO GOLD CORP NEW          COM               284902103      418    36,700     SH      DEFINED     01,02  36,700
EOG RES INC                     COM               26875P101      560     6,700     SH      DEFINED     01,02   6,700
EXXON MOBIL CORP                COM               30231G102      535     7,800     SH      DEFINED     01,02   7,800
FIRST SOLAR INC                 COM               336433107      245     1,600     SH      DEFINED     01,02   1,600
FOSTER WHEELER LTD              COM               H27178104      243     7,600     SH      DEFINED     01,02   7,600
FREEPORT-MCMORAN COPPER & GO    COM               35671D857    3,680    53,632     SH      DEFINED     01,02  53,632
GAMMON GOLD INC                 COM               36467T106      128    15,000     SH      DEFINED     01,02  15,000
GANNETT INC                     COM               364730101      155    12,400     SH      DEFINED     01,02  12,400
GAP INC DEL                     COM               364760108      508    23,750     SH      DEFINED     01,02  23,750
GOLD FIELDS LTD NEW             SPONSORED ADR     38059T106      387    28,100     SH      DEFINED     01,02  28,100
GOLDCORP INC NEW                COM               380956409    2,118    52,475     SH      DEFINED     01,02  52,475
GOOGLE INC                      CL A              38259P508      545     1,100     SH      DEFINED     01,02   1,100
HOKU SCIENTIFIC INC             COM               434712105      101    34,000     SH      DEFINED     01,02  34,000
IAMGOLD CORP                    COM               450913108      477    33,700     SH      DEFINED     01,02  33,700
INTEL CORP                      COM               458140100      301    15,400     SH      DEFINED     01,02  15,400
INTERNATIONAL BUSINESS MACHS    COM               459200101      622     5,200     SH      DEFINED     01,02   5,200
INTEROIL CORP CDIS              COM               460951106    1,485   142,100    CALL     DEFINED     01,02 142,100
ISHARES INC                     MSCI BRAZIL       464286400    2,036    30,100     SH      DEFINED     01,02  30,100
ISHARES SILVER TRUST            ISHARES           46428Q109    1,071    65,368     SH      DEFINED     01,02  65,368
JABIL CIRCUIT INC               COM               466313103      168    12,500     SH      DEFINED     01,02  12,500
JAGUAR MNG INC                  COM               47009M103      192    21,500     SH      DEFINED     01,02  21,500
JDS UNIPHASE CORP               COM PAR $0.001    46612J507      443    62,300     SH      DEFINED     01,02  62,300
JUNIPER NETWORKS INC            COM               48203R104      265     9,800     SH      DEFINED     01,02   9,800
KLA-TENCOR CORP                 COM               482480100      398    11,100     SH      DEFINED     01,02  11,100
LAM RESEARCH CORP               COM               512807108      659    19,300     SH      DEFINED     01,02  19,300
MACERICH CO                     COM               554382101      206     6,800     SH      DEFINED     01,02   6,800
MARKET VECTORS ETF TR           GOLD MINER ETF    57060U100    1,735    38,300     SH      DEFINED     01,02  38,300
MASSEY ENERGY CORP              COM               576206106      279    10,000     SH      DEFINED     01,02  10,000
MASTERCARD INC                  CL A              57636Q104    1,799     8,900     SH      DEFINED     01,02   8,900
MGIC INVT CORP WIS              COM               552848103      268    36,100     SH      DEFINED     01,02  36,100
MOTOROLA INC                    COM               620076109      218    25,400     SH      DEFINED     01,02  25,400
NETAPP INC                      COM               64110D104      240     9,000     SH      DEFINED     01,02   9,000
NEWMONT MINING CORP             COM               651639106    2,259    51,315     SH      DEFINED     01,02  51,315
NOKIA CORP                      SPONSORED ADR     654902204      326    22,300     SH      DEFINED     01,02  22,300
NVIDIA CORP                     COM               67066G104      960    63,900     SH      DEFINED     01,02  63,900
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106    2,085    17,755     SH      DEFINED     01,02  17,755
PEABODY ENERGY CORP             COM               704549104      201     5,400     SH      DEFINED     01,02   5,400
PFIZER INC                      COM               717081103      513    31,000     SH      DEFINED     01,02  31,000
POWERSHS DB US DOLLAR INDEX     DOLL INDX BULL    73936D107      296    13,000     SH      DEFINED     01,02  13,000
PROSHARES TR                    PSHS ULTSH 20YRS  74347R297      220     5,000     SH      DEFINED     01,02   5,000
PROSHARES TR                    PSHS REAL ESTAT   74347R552      252    26,000     SH      DEFINED     01,02  26,000
PROSHARES TR                    PSHS ULTSHT FINL  74347R628      885    35,324     SH      DEFINED     01,02  35,324
PROSHARES TR                    PSHS ULSHT SP500  74347R883    1,042    25,800     SH      DEFINED     01,02  25,800
PROSHARES TR II                 ULTSH DJ UBS CRU  74347W809      317    19,000     SH      DEFINED     01,02  19,000
QUALCOMM INC                    COM               747525103      567    12,600     SH      DEFINED     01,02  12,600
RANDGOLD RES LTD                ADR               752344309      783    11,200     SH      DEFINED     01,02  11,200
RESEARCH IN MOTION LTD          COM               760975102      555     8,200     SH      DEFINED     01,02   8,200
SEMICONDUCTOR HLDRS TR          DEP RCPT          816636203      535    20,900     SH      DEFINED     01,02  20,900
SINOVAC BIOTECH LTD             SHS               P8696W104      200    24,133     SH      DEFINED     01,02  24,133
SKYWORKS SOLUTIONS INC          COM               83088M102      355    26,800     SH      DEFINED     01,02  26,800
SOUTHERN COPPER CORP            COM               84265V105      285     9,300     SH      DEFINED     01,02   9,300
SPDR GOLD TRUST                 GOLD SHS          78463V107    6,156    62,275     SH      DEFINED     01,02  62,275
SPDR TR                         UNIT SER 1        78462F103    2,429    23,000     SH      DEFINED     01,02  23,000
SUNOCO INC                      COM               86764P109      973    34,200     SH      DEFINED     01,02  34,200
TARGET CORP                     COM               87612E106      233     5,000     SH      DEFINED     01,02   5,000
TECK RESOURCES LTD              CL B              878742204      210     7,600     SH      DEFINED     01,02   7,600
TESORO CORP                     COM               881609101      271    18,100     SH      DEFINED     01,02  18,100
TEXAS INSTRS INC                COM               882508104      460    19,400     SH      DEFINED     01,02  19,400
TRANSOCEAN LTD                  REG SHS           H8817H100      513     6,000     SH      DEFINED     01,02   6,000
UNION PAC CORP                  COM               907818108    1,430    24,500     SH      DEFINED     01,02  24,500
UNITED PARCEL SERVICE INC       CL B              911312106      282     5,000     SH      DEFINED     01,02   5,000
UNITED STATES OIL FUND LP       UNITS             91232N108    1,010    27,900     SH      DEFINED     01,02  27,900
UNITEDHEALTH GROUP INC          COM               91324P102    1,124    44,900     SH      DEFINED     01,02  44,900
VALE S. A.                      ADR               91912E105      488    21,100     SH      DEFINED     01,02  21,100
VISA INC                        COM CL A          92826C839    2,032    29,400     SH      DEFINED     01,02  29,400
VIVUS INC                       COM               928551100      183    17,522     SH      DEFINED     01,02  17,522
WAL MART STORES INC             COM               931142103      373     7,600     SH      DEFINED     01,02   7,600
WELLPOINT INC                   COM               94973V107    1,800    38,000     SH      DEFINED     01,02  38,000
XILINX INC                      COM               983919101      279    11,900     SH      DEFINED     01,02  11,900
YAMANA GOLD INC                 COM               98462Y100      329    30,700     SH      DEFINED     01,02  30,700
YUM BRANDS INC                  COM               988498101      500    14,800     SH      DEFINED     01,02  14,800

                                                 93           72,036




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:         93
Form 13F Information Table Value Total:         72,036
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01    28-13270                   0001450323    Amity Advisers LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC